SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 1,237.2	$ 1,056.5	$ 951.6
Future policy benefits, losses, claims, and loss expenses	20,265.8	18,105.4	15,400.8
Unearned premiums	13,437.5	12,388.8	10,686.5
Other policy claims and benefits payable	0.0	0.0	0.0
Premium revenue	39,261.6	36,192.4	30,933.3
Net investment income	916.6	1,017.4	796.2
Benefits, claims, losses, and settlement expenses	25,121.8	25,470.5	21,721.0
Amortization of deferred policy acquisition costs	3,273.2	3,023.2	2,573.7
Other operating expenses	6,647.4	4,975.1	4,195.8
Net premiums written	40,568.7	37,577.9	32,609.9
Policyholder credit expense	1,077.4	0.0	0.0
Personal Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	32,620.1	30,210.0	26,034.7
Benefits, claims, losses, and settlement expenses	20,611.7	21,329.7	18,389.8
Amortization of deferred policy acquisition costs	2,437.3	2,273.6	1,964.4
Other operating expenses	5,762.0	4,227.6	3,563.3
Net premiums written	33,342.6	31,102.2	27,157.6
Commercial Lines Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	4,875.8	4,427.6	3,610.9
Benefits, claims, losses, and settlement expenses	3,146.0	3,034.8	2,394.0
Amortization of deferred policy acquisition costs	525.7	481.2	396.0
Other operating expenses	647.5	523.5	396.0
Net premiums written	5,315.3	4,791.8	3,996.4
Property Segment
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	1,765.7	1,554.8	1,287.7
Benefits, claims, losses, and settlement expenses	1,364.1	1,106.0	937.0
Amortization of deferred policy acquisition costs	310.2	268.4	213.3
Other operating expenses	237.9	224.0	237.2
Net premiums written	1,910.8	1,683.9	1,455.9
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue	0.0	0.0	0.0
Benefits, claims, losses, and settlement expenses	0.0	0.0	0.2
Amortization of deferred policy acquisition costs	0.0	0.0	0.0
Other operating expenses	0.0	0.0	(0.7)
Net premiums written	$ 0.0	$ 0.0	$ 0.0